Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2022	June 30, 2021
Building	$930,695	$-
Office equipment	687,040	601,907
Vehicles	561,918	180,293
Leasehold improvements	1,056,670	155,278
Less: accumulated depreciation	(616,627)	(179,176)
	$2,619,696	$758,302